Accounts receivable	12 Months Ended
Dec. 31, 2018
Accounts receivable
Accounts receivable

10.  Accounts receivable

	December 31, 2018	December 31, 2017
Accounts receivable	2,710	2,660
Expected credit loss	(62)	(60)
	2,648	2,600
Revenue related to the steel sector - %	85.50%	82.90%

	Year ended December 31
	2018	2017	2016
Impairment of accounts receivable recorded in the income statement	(7)	(4)	(5)

There is no customer that individually represents over 10% of accounts receivable or revenues.

Accounting policy

Accounts receivable is the total amount due from sale of products and services rendered by the Company. Accounts receivable consists of financial assets initially recognized at fair value and subsequently measured at amortized cost, except for component of provisionally priced commodities sales that are subsequently measured at fair value through profit or loss ("FVTPL").

The portion of accounts receivables measured at amortized cost is subsequently measured using the effective interest (“EIR”) method and it is subject to impairment. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the economic environment and by any financial guarantees related to these accounts receivables.

Commercial credit risk management - For the commercial credit exposure, which arises from sales to final customers, the risk management area, in accordance with the current delegation level, approves or requests the approval of credit risk limits for each counterparty.

Vale attributes an internal credit risk rating for each counterparty using its own quantitative methodology for credit risk analysis, which is based on market prices, external credit ratings and financial information of the counterparty, as well as qualitative information regarding the counterparty’s strategic position and history of commercial relations.

Based on the counterparty’s credit risk, risk mitigation strategies may be used to manage the Company`s credit risk. The main credit risk mitigation strategies include non‑recourse sale of receivables, insurance instruments, letters of credit, corporate and bank guarantees, mortgages, among others.

Vale has a diversified accounts receivable portfolio from a geographical standpoint, with Asia, Europe and Brazil the regions with more significant exposures. According to each region, different guarantees can be used to enhance the credit quality of the receivables.